ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31,
	2014	2015

Employees and payroll accruals	$489	$759
Institutions and income tax payable	149	303
Accrued expenses	1,477	2,416
Related parties	137	27

	$2,252	$3,505